CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 483,310	$ 431,542	$ 324,977
Cost of revenue	413,469	351,558	261,181
GROSS PROFIT	69,841	79,984	63,796
Operating expenses:
Research and development	14,372	12,325	13,601
Selling, general and administrative	61,249	56,927	53,799
Total operating expenses	75,621	69,252	67,400
OPERATING INCOME (LOSS)	(5,780)	10,732	(3,604)
Equity loss from investment in affiliates	0	0	(97)
Other income, net	1,427	1,584	113
INCOME (LOSS) BEFORE INCOME TAX EXPENSES	(4,353)	12,316	(3,588)
Income tax benefits (expenses)	452	(1,745)	(1,646)
NET INCOME (LOSS)	(3,901)	10,571	(5,234)
Net income (loss) attributable to non-controlling interests	331	3,490	(509)
NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	(4,232)	7,081	(4,725)
BASIC AND DILUTED NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V. PER SHARE
Net income (loss) available to ICTS International N.V.	$ (4,232)	$ 7,081	$ (4,725)
Basic weighted average number of shares	37,433,333	37,433,333	37,433,333
Net income (loss) per share attributable to ICTS International N.V. - basic	$ (0.11)	$ 0.19	$ (0.13)
Diluted weighted average number of shares	37,433,333	39,423,506	37,433,333
Net income (loss) per share attributable to ICTS International N.V. - diluted	$ (0.11)	$ 0.18	$ (0.13)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (3,901)	$ 10,571	$ (5,234)
Other Comprehensive Income (loss) - Translation adjustments	(147)	141	(277)
Unrealized gains (loss) on derivative instruments	(103)	124	(35)
Comprehensive income (loss)	(4,151)	10,836	(5,546)
Comprehensive income (loss) attributable to non-controlling interests	284	3,686	(500)
COMREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$ (4,435)	$ 7,150	$ (5,046)